Property and Equipment	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

The Company’s property and equipment at June 30, 2023 and 2022 consisted of the following:

	Estimated Useful Life	June 30, 2023	June 30, 2022

Motor Vehicle	5 years	$51,741	51,741
Property and equipment, gross		51,741	$51,741
Less accumulated depreciation		(12,998)	(730)

Property and equipment, net		$38,743	$51,011

For the years ended June 30, 2023 and 2022, the Company recorded $12,268 and $730, respectively, of depreciation expense.

FITELL CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS